Lease liabilities - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liability [Roll Forward]
Beginning balance	$ 1,787,702	$ 395,880
Additions	225,761	1,677,918
Interest accretion on lease liability	86,407	52,075	$ 20,745
Payments	(534,055)	(338,171)	(80,933)
Foreign exchange impact	(147,119)	0
Ending balance	1,418,696	1,787,702	395,880
Current	617,648	602,557	105,304
Non-current	801,048	1,185,145	290,576
Total lease liabilities	$ 1,418,696	$ 1,787,702	$ 395,880